Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	11 Months Ended	12 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 17, 2016	Sep. 26, 2016	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2025
C000008885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Core Bond Fund (Class NAV/JHCDX)
Accumulated Value			$ 10,000				$ 10,564.8655			$ 10,618.74642			$ 10,455.528536			$ 11,457.435413			$ 12,248.501896			$ 12,275.658539			$ 10,765.770584			$ 10,661.415709			$ 11,445.621259	$ 11,810.174597
C000008886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Core Bond Fund (Class 1/JICDX)
Accumulated Value			10,000				10,558.724			10,607.176612			10,439.178876			11,440.753471			12,214.207326			12,235.050993			10,726.956772			10,608.033868			11,391.621537	11,747.955446
C000073278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Mid Value Fund (Class NAV/JMVNX)
Accumulated Value			10,000				11,518.213			12,765.183263			14,420.015411			13,147.971488			14,120.356278			18,794.674016			18,535.255453			21,095.97013			26,045.087254	27,291.924182
C000095456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Appreciation Value Fund (Class NAV/JCAVX)
Accumulated Value			10,000				11,093.8577			12,342.784453			13,776.177438			15,163.83154			17,193.061391			21,636.483286			20,000.690287			22,277.475066			25,890.647163	28,701.614143
C000173477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						International Strategic Equity Allocation Fund (Class NAV)
Accumulated Value	$ 10,000			$ 11,825.7102				$ 12,039.377487			$ 11,561.919855			$ 12,600.310908			$ 15,403.26078			$ 12,130.793512			$ 13,481.586483			$ 15,816.49615			$ 18,206.987301
C000173478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Sector Rotation Fund (Class NAV)
Accumulated Value		$ 10,000			$ 11,608.4359				$ 13,980.011378			$ 13,932.21288			$ 16,821.85693			$ 21,973.168927			$ 19,299.316184			$ 22,245.852213			$ 28,142.574496			$ 32,455.380979
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,596.6456			10,648.792329			10,537.064241			11,608.957006			12,360.445076			12,350.022872			10,927.802266			10,797.408451			11,585.263061	11,948.59788
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value			10,000				11,143.8836			12,933.892525			15,552.787696			15,756.518483			19,134.952394			25,457.71701			22,076.434747			25,334.329503			31,957.834145	37,019.930146
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value		$ 10,000	10,000		$ 11,644.8804		11,255.3025		$ 13,934.44578	13,082.495849		$ 14,341.54981	15,654.718881		$ 17,487.616009	16,112.081825		$ 22,937.752378	19,646.544746		$ 20,362.390998	25,769.526174		$ 23,609.075485	22,876.224276		$ 30,015.484763	26,523.727287		$ 34,781.824882	33,721.038028	39,075.805332
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Accumulated Value	$ 10,000			$ 11,947.5006				$ 12,327.612363			$ 11,924.715665			$ 12,916.250764			$ 16,128.247471			$ 12,980.000823			$ 14,523.509314			$ 17,168.362938			$ 19,816.123667
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Accumulated Value			10,000				11,008.9386			12,080.906144			13,415.579406			14,250.224715			16,558.601801			19,526.557143			17,365.523384			18,935.063322			22,520.312851	24,950.935847
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Value Index
Accumulated Value			$ 10,000				$ 11,287.7705			$ 12,508.791098			$ 14,093.052006			$ 13,651.826734			$ 13,473.931008			$ 19,469.272755			$ 17,950.769747			$ 18,965.318173			$ 22,793.8864	$ 24,671.106774